Leases, Commitment and Contingencies - Additional Information (Details) - USD ($)	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		16 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019	Apr. 30, 2021
Lessee, Lease, Description [Line Items]
Option to extend lease							True
Option to terminate lease	True
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Lessee, Lease, Description [Line Items]
Option to extend lease			True
Option to terminate lease			True
Remaining lease term at the time of exercise of option to terminate paris facility lease			3 years
Term of notice to landlord to exercise the lease termination option			6 months
Finance lease, right of use assets	$ 400,000		$ 1,100,000				$ 400,000
Finance Lease liability	$ 1,116,000		$ 1,022,000				$ 1,116,000
Total rent expense					$ 5,700,000	$ 5,400,000
Weighted-average remaining lease term of operating leases	6 years 8 months 12 days		6 years 9 months 18 days				6 years 8 months 12 days
Remaining lease term of finance lease	8 months 12 days		10 months 24 days				8 months 12 days
Lease costs	$ 1,400,000	$ 1,600,000	$ 2,700,000	$ 3,900,000
Payment of lease cost related amounts	$ 1,600,000	$ 1,500,000	$ 2,700,000	$ 3,600,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Maximum [Member]
Lessee, Lease, Description [Line Items]
Company's leases, remaining lease term	13 years		13 months
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Minimum [Member]
Lessee, Lease, Description [Line Items]
Company's leases, remaining lease term	6 months		9 months